Commitments and Contingencies (Details)			3 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 01, 2023 USD ($)
Commitments and Contingencies (Details) [Line Items]
Aggregate closing amount			$ 2,000,000	$ 2,000,000
Deferred underwriting commissions closing	$ 3,500,000		$ 3,500,000	$ 3,500,000	$ 3,500,000
Share issued (in Shares) | shares	87,380	381,144			8,980,535
Redemption price of per share (in Dollars per share) | $ / shares	$ 10.9	$ 10.5		$ 10.9	$ 10.24
Redeeming holders	$ 952,940	$ 4,002,722			$ 92,009,330
Withdrawn payments					$ 57,810,572
Redeeming shareholders						$ 34,198,758
Excise tax liability	$ 9,529	$ 40,027		$ 9,529
Registration Rights Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Demands	3		3	3
Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred underwriting commissions closing	$ 3,500,000		$ 3,500,000	$ 3,500,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriters option day			45 days	45 days
Initial public offering to purchase (in Shares) | shares	1,500,000		1,500,000	1,500,000
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate closing amount			$ 2,000,000	$ 2,000,000
Deferred underwriting commissions closing	$ 3,500,000		$ 3,500,000	$ 3,500,000
IPO [Member] | Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriters option day			45 days	45 days
Cash underwriting discount (in Dollars per share) | $ / shares	$ 0.2		$ 0.2	$ 0.2
Deferred underwriting commissions (in Dollars per share) | $ / shares	$ 0.35		$ 0.35	$ 0.35